Consolidated subsidiaries (Details)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Korea Hydro & Nuclear Power [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Korea South-East Power [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Korea Midland Power [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Korea Western Power [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Korea Southern Power [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Korea East-West Power [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Engineering & Construction Company [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[1]	Architectural engineering for utility plant and others	Architectural engineering for utility plant and others
Country of incorporation of subsidiary	[1]	KOREA	KOREA
Proportion of ownership interest in subsidiary	[1]	66.00%	66.00%
KEPCO Plant Service & Engineering [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		51.00%	51.00%
KEPCO Nuclear Fuel [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Nuclear fuel	Nuclear fuel
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		96.00%	96.00%
KEPCO KDN [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Electric power information technology and others	Electric power information technology and others
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Garolim Tidal Power Plant [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[2]	Power generation	Power generation
Country of incorporation of subsidiary	[2]	KOREA	KOREA
Proportion of ownership interest in subsidiary	[2]	49.00%	49.00%
KEPCO International HongKong [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		HONG KONG	HONG KONG
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO International Philippines [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		PHILIPPINES	PHILIPPINES
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Gansu International [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		HONG KONG	HONG KONG
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Philippines Holdings [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		PHILIPPINES	PHILIPPINES
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Philippines Corporation [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary		PHILIPPINES	PHILIPPINES
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Ilijan Corporation [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant rehabilitation and operation	Utility plant rehabilitation and operation
Country of incorporation of subsidiary		PHILIPPINES	PHILIPPINES
Proportion of ownership interest in subsidiary		51.00%	51.00%
KEPCO Lebanon SARL [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary		LEBANON	LEBANON
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Neimenggu International [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		HONG KONG	HONG KONG
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Shanxi International [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		HONG KONG	HONG KONG
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOMIPO Global Pte [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		SINGAPORE	SINGAPORE
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Canada Energy [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		CANADA	CANADA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Netherlands B.V. [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		NETHERLANDS	NETHERLANDS
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOREA Imouraren Uranium Investment Corp. [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		FRANCE	FRANCE
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Australia [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOSEP Australia [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOMIPO Australia [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOWEPO Australia [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOSPO Australia [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Middle East Holding Company [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		BAHRAIN	BAHRAIN
Proportion of ownership interest in subsidiary		100.00%	100.00%
Qatrana Electric Power Company [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Construction and operation of utility plant	Construction and operation of utility plant
Country of incorporation of subsidiary		JORDAN	JORDAN
Proportion of ownership interest in subsidiary		80.00%	80.00%
KHNP Canada Energy [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		CANADA	CANADA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Bylong Australia [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Korea Waterbury Uranium Limited Partnership [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		CANADA	CANADA
Proportion of ownership interest in subsidiary		80.00%	80.00%
Korea Electric Power Nigeria [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary		NIGERIA	NIGERIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Holdings de Mexico [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		MEXICO	MEXICO
Proportion of ownership interest in subsidiary		100.00%	100.00%
KST Electric Power Company [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Construction and operation of utility plant	Construction and operation of utility plant
Country of incorporation of subsidiary		MEXICO	MEXICO
Proportion of ownership interest in subsidiary		56.00%	56.00%
KEPCO Energy Service Company [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary		MEXICO	MEXICO
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Netherlands S3 B.V. [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		NETHERLANDS	NETHERLANDS
Proportion of ownership interest in subsidiary		100.00%	100.00%
PT. KOMIPO Pembangkitan Jawa Bali [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary		INDONESIA	INDONESIA
Proportion of ownership interest in subsidiary		51.00%	51.00%
PT. Cirebon Power Service [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[2]	Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary	[2]	INDONESIA	INDONESIA
Proportion of ownership interest in subsidiary	[2]	28.00%	28.00%
KOWEPO International Corporation [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary		PHILIPPINES	PHILIPPINES
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOSPO Jordan [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary		JORDAN	JORDAN
Proportion of ownership interest in subsidiary		100.00%	100.00%
EWP Philippines Corporation [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		PHILIPPINES	PHILIPPINES
Proportion of ownership interest in subsidiary		100.00%	100.00%
EWP America [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
EWP Renewable [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
DG Fairhaven Power [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
DG Whitefield [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Springfield Power [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KNF Canada Energy Limited [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		CANADA	CANADA
Proportion of ownership interest in subsidiary		96.00%	96.00%
PT KEPCO Resource Indonesia [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		INDONESIA	INDONESIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
EWP Barbados 1 SRL [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		BARBADOS	BARBADOS
Proportion of ownership interest in subsidiary		100.00%	100.00%
California Power Holdings [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Gyeonggi Green Energy [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		62.00%	62.00%
PT. Tanggamus Electric Power [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		INDONESIA	INDONESIA
Proportion of ownership interest in subsidiary		53.00%	53.00%
Gyeongju Wind Power [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		70.00%	70.00%
KOMIPO America [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
EWPRC Biomass Holdings [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOSEP USA INC. [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
PT. EWP Indonesia [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		INDONESIA	INDONESIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Netherlands J3 B.V. [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		NETHERLANDS	NETHERLANDS
Proportion of ownership interest in subsidiary		100.00%	100.00%
Korea Offshore Wind Power [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Global One Pioneer B.V. [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		NETHERLANDS	NETHERLANDS
Proportion of ownership interest in subsidiary		100.00%	100.00%
Global Energy Pioneer B.V. [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		NETHERLANDS	NETHERLANDS
Proportion of ownership interest in subsidiary		100.00%	100.00%
Mira Power Limited [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[3]	Power generation	Power generation
Country of incorporation of subsidiary	[3]	PAKISTAN	PAKISTAN
Proportion of ownership interest in subsidiary	[3]	76.00%	76.00%
KOSEP Material [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[4]	Recycling fly ashes	Recycling fly ashes
Country of incorporation of subsidiary	[4]	KOREA	KOREA
Proportion of ownership interest in subsidiary	[4]	86.00%	46.00%
Commerce and Industry Energy [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[5]	Power generation	Power generation
Country of incorporation of subsidiary	[5]	KOREA	KOREA
Proportion of ownership interest in subsidiary	[5]	59.00%	59.00%
KEPCO Singapore Holdings Pte. [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		SINGAPORE	SINGAPORE
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOWEPO India Private Limited [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		INDIA	INDIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO KPS Philippines Corp. [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Country of incorporation of subsidiary		PHILIPPINES	PHILIPPINES
Proportion of ownership interest in subsidiary		51.00%	51.00%
KOSPO Chile SpA [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		CHILE	CHILE
Proportion of ownership interest in subsidiary		100.00%	100.00%
PT. KOWEPO Sumsel Operation and Maintenance Services [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Country of incorporation of subsidiary		INDONESIA	INDONESIA
Proportion of ownership interest in subsidiary		95.00%	95.00%
HeeMang Sunlight Power [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Fujeij Wind Power Company [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary		JORDAN	JORDAN
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOSPO Youngnam Power [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		50.00%	50.00%
HI Carbon Professional Private Special Asset Investment Trust 1 [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		97.00%	97.00%
Chitose Solar Power Plant [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		JAPAN	JAPAN
Proportion of ownership interest in subsidiary		80.00%	80.00%
KEPCO Energy Solution [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Energy service	Energy service
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Solar School Plant [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOSPO Power Services Limitada [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Country of incorporation of subsidiary		CHILE	CHILE
Proportion of ownership interest in subsidiary		65.00%	65.00%
Energy New Industry Specialized Investment Private Investment Trust [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOEN Bylong [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOMIPO Bylong [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOWEPO Bylong [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOSPO Bylong [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
EWP Bylong [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOWEPO Lao International [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Country of incorporation of subsidiary		LAOS	LAOS
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO US [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company
Country of incorporation of subsidiary		USA
Proportion of ownership interest in subsidiary		100.00%
Reason		Newly Established
KEPCO Alamosa [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company
Country of incorporation of subsidiary		USA
Proportion of ownership interest in subsidiary		50.00%
Reason		Newly Established
Cogentrix Solar Services [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company
Country of incorporation of subsidiary		USA
Proportion of ownership interest in subsidiary		50.00%
Reason		Newly Established
Solar Investments I [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company
Country of incorporation of subsidiary		USA
Proportion of ownership interest in subsidiary		50.00%
Reason		Newly Established
Cogentrix of Alamosa [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation
Country of incorporation of subsidiary		USA
Proportion of ownership interest in subsidiary		50.00%
Reason		Newly Established
KEPCO-LG CNS Mangilao Holdings [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company
Country of incorporation of subsidiary		USA
Proportion of ownership interest in subsidiary		70.00%
Reason		Newly Established
Mangilao Investment [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company
Country of incorporation of subsidiary		USA
Proportion of ownership interest in subsidiary		70.00%
Reason		Newly Established
KEPCO-LG CNS Mangilao Solar [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation
Country of incorporation of subsidiary		USA
Proportion of ownership interest in subsidiary		70.00%
Reason		Newly Established
Jeju Hanlim Offshore Wind Co [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation
Country of incorporation of subsidiary		KOREA
Proportion of ownership interest in subsidiary		70.00%
Reason		Newly Established
PT. Siborpa Eco Power [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant
Country of incorporation of subsidiary		INDONESIA
Proportion of ownership interest in subsidiary		65.00%
Reason		Newly Established
BSK E-New Industry Fund VII [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company
Country of incorporation of subsidiary		KOREA
Proportion of ownership interest in subsidiary		81.00%
Reason		Newly Established
e-New Industry LB Fund 1 [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company
Country of incorporation of subsidiary		KOREA
Proportion of ownership interest in subsidiary		76.00%
Reason		Newly Established
Songhyun e-New Industry Fund [Member]
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company
Country of incorporation of subsidiary		KOREA
Proportion of ownership interest in subsidiary		80.00%
Reason		Newly Established

[1]	Considering treasury stocks, the effective percentage of ownership is 66.08%.
[2]	These subsidiaries are included in the consolidated financial statements as the Company obtained the majority of the voting power through the shareholders’ agreement.
[3]	As of reporting date, the annual reporting period of all subsidiaries is December 31, except for Mira Power Limited which is November 30.
[4]	The effective percentage of ownership has increased to 86.22% since Long Lasting Value exercised the put option to sell its investment to KOSEP during the year ended December 31, 2017.
[5]	The Company guarantees a certain return on investment related to Commerce and Industry Energy Co., Ltd. for the financial investors. The financial investors have a right to sell their shares to the Company which can be exercised 84 months after the date of investment. Accordingly, the purchase price including the return on investment is classified as a liability.